ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings and related major components | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Buildings and related major components | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	60 years
Manufacturing equipment and related major components | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	4 years
Manufacturing equipment and related major components | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	30 years
Computer equipment and software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Computer equipment and software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	15 years
Furniture, office equipment, and other | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Furniture, office equipment, and other | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	10 years